Earnings Per Share (Computations of Basic And Diluted Earnings Per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Numerator, net income	$ 8,198	$ 6,711	$ 5,908
Weighted average shares outstanding	6,238	5,816	5,523
Less: Weighted average unvested restricted shares	(28)	(21)	(14)
Denominator: Basic earnings per share	6,210	5,795	5,510
Weighted average shares outstanding	6,210	5,795	5,523
Add: Dilutive effect of stock options	61	33	14
Denominator: Diluted earnings per share	6,271	5,828	5,537
Basic earnings per common share	$ 1.32	$ 1.16	$ 1.07
Diluted earnings per common share	$ 1.31	$ 1.15	$ 1.07